10. Cash and Cash Equivalents (Details) - AUD ($)	Jun. 30, 2019		Jun. 30, 2018		Jun. 30, 2017	Jun. 30, 2016
Cash and cash equivalents [abstract]
Cash at bank and in hand	$ 169,795		$ 102,705		$ 147,673
Short-term bank deposits	3,548		92,896		240,167
Cash and cash equivalents	$ 173,343	[1]	$ 195,601	[1]	$ 387,840	$ 1,400,538

[1]	Under the category of the financial instrument standard the cash and cash equivalent is classified as loans and receivable under IAS 39 in 2018 and is classified as a financial asset at amortised cost in 2019 under IFRS 9.